Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Other revenue	$ 0	$ 15	$ 0	$ 79	$ 0	$ 462
Total revenue, net	4,711	4,754	10,532	9,213	19,624	22,355
Operating expenses
Cost of revenues (excluding depreciation and amortization)	3,086	3,273	6,575	6,614	13,670	12,233
Depreciation and amortization	949	1,540	2,043	3,111	5,540	7,128
Compensation and related taxes	1,737	2,122	3,986	4,122	7,349	10,575
Professional and consulting fees	3,848	791	5,759	1,946	2,939	5,420
General and administrative	1,054	734	2,354	1,392	3,036	4,605
Loss on contingency					217	0
Gain on extinguishment—non-debt related	0	0	0	(375)	(375)	0
Impairment of cryptocurrencies	0	97	0	144	285	6,026
Impairment of property and mining equipment					0	95
Unrealized loss (gain) on fair value of cryptocurrency, net	63	0	(46)	0
Realized (gain) loss on sale of cryptocurrencies	50	(110)	(12)	(229)	(351)	(3,998)
Total operating expenses	10,787	8,447	20,659	16,725	32,310	42,084
Gain (loss) on disposal of property and equipment	0	281	0	1,480	1,059	(16)
Loss from operations	(6,076)	(3,412)	(10,127)	(6,032)	(11,627)	(19,745)
Other income (expense)
Gain on extinguishment of debt	45,053	0	45,053	0	(25,081)	(51,079)
Debt issuance costs					(4,000)	0
Change in fair value of warrant liability and warrant derivative	17	(1,834)	3,384	(3,624)	59,662	22,948
Gain on termination of warrant					0	139
Other income, net of other expense	0	453	0	453	453	200
Interest expense, net	(6,248)	(6,416)	(13,203)	(13,009)	(34,001)	(14,367)
Total other income (expense)	38,822	(7,797)	35,234	(16,180)	(2,967)	(42,159)
Income (loss) before income taxes	32,746	(11,209)	25,107	(22,212)	(14,594)	(61,904)
Income tax expense (benefit)	8,037	(396)	6,876	(167)	4,063	(298)
Net income (loss)	$ 24,709	$ (10,813)	$ 18,231	$ (22,045)	$ (18,657)	$ (61,606)
Basic net income (loss) per share	$ 0.35	$ (0.2)	$ 0.26	$ (0.41)	$ (0.34)	$ (1.28)
Diluted net income (loss) per share	$ 0.35	$ (0.2)	$ 0.26	$ (0.41)	$ (0.34)	$ (1.28)
Basic weighted average number of shares outstanding	70,941,844	54,251,858	69,311,667	54,041,426	54,769,568	48,044,313
Diluted weighted average number of shares outstanding	70,941,844	54,251,858	69,311,667	54,041,426	54,769,568	48,044,313
Cryptocurrency mining revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	$ 2,255	$ 2,055	$ 5,475	$ 3,669	$ 9,137	$ 13,477
Mining services revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	$ 2,456	$ 2,684	$ 5,057	$ 5,465	$ 10,487	$ 8,416